Income Taxes - Hong Kong, PRC and Withholding Tax on Undistributed Dividends (Details) ¥ in Millions, $ in Millions	1 Months Ended			12 Months Ended				24 Months Ended	36 Months Ended
	Nov. 30, 2018	Aug. 31, 2017	Nov. 30, 2014	Dec. 31, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016	Dec. 31, 2020	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)
Hong Kong
Schedule of income taxes
Statutory income tax rate					16.50%
PRC
Schedule of income taxes
Statutory income tax rate					25.00%	25.00%	25.00%
Withholding tax rate on dividends, foreign invested enterprises to their immediate holding companies					10.00%
Preferential withholding tax rate on dividends, foreign invested enterprises					5.00%
Threshold percentage of equity interest in PRC foreign invested enterprise to enjoy preferential withholding tax rate					25.00%
Aggregate undistributed earnings of the Group's entities located in the PRC					$ 153.0	¥ 1,119.4			$ 153.0	¥ 1,119.4	¥ 1,052.2
Unrecognized deferred tax liability on the permanently reinvested earnings					$ 15.3	¥ 111.9			$ 15.3	¥ 111.9	¥ 105.2
PRC | All other PRC incorporated entities of the Group
Schedule of income taxes
Statutory income tax rate					25.00%	25.00%	25.00%
PRC | High and New Technology Enterprises
Schedule of income taxes
Preferential income tax rate					15.00%
Number of years of reapplication for the status					3 years
PRC | High and New Technology Enterprises | Fenghuang On-line
Schedule of income taxes
Preferential income tax rate		15.00%	15.00%	15.00%					15.00%
PRC | High and New Technology Enterprises | Tianying Jiuzhou
Schedule of income taxes
Preferential income tax rate				15.00%					15.00%
PRC | High and New Technology Enterprises | Fenghuang Yutian
Schedule of income taxes
Preferential income tax rate				15.00%	15.00%
PRC | High and New Technology Enterprises | Yitian Xindong
Schedule of income taxes
Preferential income tax rate	15.00%				15.00%			15.00%
PRC | Software Enterprise
Schedule of income taxes
Preferential income tax rate					12.50%
Number of years of tax exemption					2 years
Reduction rate upon applicable EIT rates					50.00%
Number of years of tax rate reduction subsequent to years of tax exemption					3 years
PRC | Software Enterprise | Fenghuang Yutian
Schedule of income taxes
Preferential income tax rate										12.50%
PRC | Software Enterprise | Fenghuang Borui
Schedule of income taxes
Preferential income tax rate					12.50%			12.50%